N-4	May 01, 2026
Prospectus:
Document Type	EX-99.4R HISTORIC
Entity Registrant Name	EQUITABLE FINANCIAL LIFE INSURANCE COMPANY
Entity Central Index Key	0002039145
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Non-variable Annuities [Line Items]
Non-variable Annuities [Text Block]
HISTORICAL CURRENT LIMITS on INDEX GAINS
For The Year Ended December 31, 2025
EQUI-VEST SERIES

Index	Segment Type	Duration	Buffer (%)	Segment Start Date	Segment Maturity Date	Performance Cap Rate (%)
S&P 500	Standard	1 Year	-10	12/16/2025	12/14/2026	7.2
S&P 500	Standard	1 Year	-10	11/17/2025	11/16/2026	7.7
S&P 500	Standard	1 Year	-10	10/15/2025	10/14/2026	6.8
S&P 500	Standard	1 Year	-10	09/16/2025	09/14/2026	6.2
S&P 500	Standard	1 Year	-10	08/15/2025	08/14/2026	5.7
S&P 500	Standard	1 Year	-10	07/15/2025	07/14/2026	6
S&P 500	Standard	1 Year	-10	06/17/2025	06/15/2026	6.5
S&P 500	Standard	1 Year	-10	05/15/2025	05/14/2026	6.8
S&P 500	Standard	1 Year	-10	04/15/2025	04/14/2026	9.1
S&P 500	Standard	1 Year	-10	03/17/2025	03/16/2026	7.1
S&P 500	Standard	1 Year	-10	02/18/2025	02/17/2026	5.8
S&P 500	Standard	1 Year	-10	01/15/2025	01/14/2026	6.1
Russell 2000	Standard	1 Year	-10	12/16/2025	12/14/2026	11
Russell 2000	Standard	1 Year	-10	11/17/2025	11/16/2026	12
Russell 2000	Standard	1 Year	-10	10/15/2025	10/14/2026	10.7
Russell 2000	Standard	1 Year	-10	09/16/2025	09/14/2026	10.1
Russell 2000	Standard	1 Year	-10	08/15/2025	08/14/2026	9.3
Russell 2000	Standard	1 Year	-10	07/15/2025	07/14/2026	9.8
Russell 2000	Standard	1 Year	-10	06/17/2025	06/15/2026	10
Russell 2000	Standard	1 Year	-10	05/15/2025	05/14/2026	10
Russell 2000	Standard	1 Year	-10	04/15/2025	04/14/2026	13.7
Russell 2000	Standard	1 Year	-10	03/17/2025	03/16/2026	11.2
Russell 2000	Standard	1 Year	-10	02/18/2025	02/17/2026	8.9
Russell 2000	Standard	1 Year	-10	01/15/2025	01/14/2026	9.9
MSCI EAFE	Standard	1 Year	-10	12/16/2025	12/14/2026	6.5
MSCI EAFE	Standard	1 Year	-10	11/17/2025	11/16/2026	6.6
MSCI EAFE	Standard	1 Year	-10	10/15/2025	10/14/2026	5.8
MSCI EAFE	Standard	1 Year	-10	09/16/2025	09/14/2026	5.5
MSCI EAFE	Standard	1 Year	-10	08/15/2025	08/14/2026	4.8
MSCI EAFE	Standard	1 Year	-10	07/15/2025	07/14/2026	5.3
MSCI EAFE	Standard	1 Year	-10	06/17/2025	06/15/2026	5.3
MSCI EAFE	Standard	1 Year	-10	05/15/2025	05/14/2026	6.2
MSCI EAFE	Standard	1 Year	-10	04/15/2025	04/14/2026	8.4
MSCI EAFE	Standard	1 Year	-10	03/17/2025	03/16/2026	6.7
MSCI EAFE	Standard	1 Year	-10	02/18/2025	02/17/2026	5.3
MSCI EAFE	Standard	1 Year	-10	01/15/2025	01/14/2026	7.2
S&P 500	Standard	3 Year	-20	12/16/2025	12/14/2028	12
S&P 500	Standard	3 Year	-20	11/17/2025	11/14/2028	12
S&P 500	Standard	3 Year	-20	10/15/2025	10/16/2028	11
S&P 500	Standard	3 Year	-20	09/16/2025	09/14/2028	11
S&P 500	Standard	3 Year	-20	08/15/2025	08/14/2028	10
S&P 500	Standard	3 Year	-20	07/15/2025	07/14/2028	11
S&P 500	Standard	3 Year	-20	06/17/2025	06/14/2028	11
S&P 500	Standard	3 Year	-20	05/15/2025	05/15/2028	12
S&P 500	Standard	3 Year	-20	04/15/2025	04/18/2028	13

S&P 500	Standard	3 Year	-20	03/17/2025	03/14/2028	12
S&P 500	Standard	3 Year	-20	02/18/2025	02/14/2028	11
S&P 500	Standard	3 Year	-20	01/15/2025	01/14/2028	12
Russell 2000	Standard	3 Year	-20	12/16/2025	12/14/2028	16
Russell 2000	Standard	3 Year	-20	11/17/2025	11/14/2028	17
Russell 2000	Standard	3 Year	-20	10/15/2025	10/16/2028	15
Russell 2000	Standard	3 Year	-20	09/16/2025	09/14/2028	15
Russell 2000	Standard	3 Year	-20	08/15/2025	08/14/2028	14
Russell 2000	Standard	3 Year	-20	07/15/2025	07/14/2028	15
Russell 2000	Standard	3 Year	-20	06/17/2025	06/14/2028	15
Russell 2000	Standard	3 Year	-20	05/15/2025	05/15/2028	16
Russell 2000	Standard	3 Year	-20	04/15/2025	04/18/2028	19
Russell 2000	Standard	3 Year	-20	03/17/2025	03/14/2028	16
Russell 2000	Standard	3 Year	-20	02/18/2025	02/14/2028	14
Russell 2000	Standard	3 Year	-20	01/15/2025	01/14/2028	15
S&P 500	Standard	5 Year	-20	12/16/2025	12/16/2030	18
S&P 500	Standard	5 Year	-20	11/17/2025	11/14/2030	18
S&P 500	Standard	5 Year	-20	10/15/2025	10/14/2030	16
S&P 500	Standard	5 Year	-20	09/16/2025	09/16/2030	16
S&P 500	Standard	5 Year	-20	08/15/2025	08/14/2030	15
S&P 500	Standard	5 Year	-20	07/15/2025	07/15/2030	17
S&P 500	Standard	5 Year	-20	06/17/2025	06/14/2030	17
S&P 500	Standard	5 Year	-20	05/15/2025	05/14/2030	18
S&P 500	Standard	5 Year	-20	04/15/2025	04/15/2030	20
S&P 500	Standard	5 Year	-20	03/17/2025	03/14/2030	19
S&P 500	Standard	5 Year	-20	02/18/2025	02/14/2030	18
S&P 500	Standard	5 Year	-20	01/15/2025	01/14/2030	18
Russell 2000	Standard	5 Year	-20	12/16/2025	12/16/2030	22
Russell 2000	Standard	5 Year	-20	11/17/2025	11/14/2030	22
Russell 2000	Standard	5 Year	-20	10/15/2025	10/14/2030	19
Russell 2000	Standard	5 Year	-20	09/16/2025	09/16/2030	21
Russell 2000	Standard	5 Year	-20	08/15/2025	08/14/2030	19
Russell 2000	Standard	5 Year	-20	07/15/2025	07/15/2030	21
Russell 2000	Standard	5 Year	-20	06/17/2025	06/14/2030	21
Russell 2000	Standard	5 Year	-20	05/15/2025	05/14/2030	21
Russell 2000	Standard	5 Year	-20	04/15/2025	04/15/2030	25
Russell 2000	Standard	5 Year	-20	03/17/2025	03/14/2030	25
Russell 2000	Standard	5 Year	-20	02/18/2025	02/14/2030	21
Russell 2000	Standard	5 Year	-20	01/15/2025	01/14/2030	21